Other Consolidated Balance Sheet Components	6 Months Ended
Jun. 30, 2020
Other Consolidated Balance Sheet Components [Abstract]
Other Consolidated Balance Sheet Components
11.	Other Consolidated Balance Sheet Components

Prepaid expenses and other current assets

Prepaid expenses and other current assets consisted of the following:

	December 31, 2019	June 30, 2020
Prepaid insurance	$0.9	$3.8
Other prepaid expenses (a)	5.2	6.4
Agent and employee loan receivables	0.5	0.7
Deferred IPO-related costs (b)	2.0	—
Other current assets	0.2	0.1

Total prepaid expenses and other current assets	$8.8	$11.0

(a)	Other prepaid expenses include prepayments related to information technology, rent, tradeshows and conferences.

(b)

Primarily includes attorney and consulting fees in support of the Company’s IPO, which, at the time of the IPO, were offset against the gross proceeds of the IPO within “Additional paid-in capital” on the unaudited Condensed Consolidated Balance Sheets.

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2019	June 30, 2020
Contingent liabilities related to earnout payments and change of control (a)	$32.3	$0.6
Accrued interest	9.2	4.2
Residuals payable	5.5	6.2
Taxes payable	1.0	3.4
Deferred tenant reimbursement allowance	3.6	3.4
Restructuring accrual	2.9	1.4
Accrued payroll	2.3	1.4
Other current liabilities	4.1	3.8

Total accrued expenses and other current liabilities	$60.9	$24.4

(a)	Represents contingent liabilities arising from certain past acquisitions. Refer to Note 12 for information on contingent liabilities related to earnout payments and change of control.